Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Sound Shore Fund, Inc.
Entity Central Index Key	0000764157
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000135035
Shareholder Report [Line Items]
Fund Name	Sound Shore Fund
Class Name	Institutional
Trading Symbol	SSHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://soundshorefund.com/investor-resources-documents/. You can also request this information by contacting us at (800) 551-1980.

Additional Information Phone Number	(800) 551-1980
Additional Information Website	https://soundshorefund.com/investor-resources-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(a)	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.75%
Footnote	Description
Footnote(a)	Annualized for a period less than one year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Sound Shore’s strong gain in 2025 was ahead of both the Russell 1000 Value Index and the growth-heavy Standard & Poor’s 500 Index. While the year started out with concerns over policy changes, inflation and economic growth, investors gained confidence in the second half and stocks rallied through year end. And despite the headlines about artificial intelligence (AI) and technology stocks dominating the cap-weighted indices, our outperformance was driven by a diverse group of companies and sectors. For the year, we had 14 stocks from 7 different sectors where we made more than 30% on our investment. That’s a lot of breadth in a market that supposedly didn’t have any. Despite Sound Shore’s strong performance, we are still not in a “value market,” and that’s the opportunity we see ahead. When this trend may change is anyone’s guess, but it has been a long while since value has sustained any relative performance advantage versus growth. Regardless, there is value to be had, but you have to look; you have to do the work, know what you own and remain disciplined.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Class	S&P 500® Index	Russell 1000® Value Index
12/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,006,042	$1,013,478	$1,016,379
6/16	$1,023,438	$1,038,362	$1,062,963
9/16	$1,093,483	$1,078,360	$1,099,960
12/16	$1,147,969	$1,119,600	$1,173,403
3/17	$1,200,586	$1,187,516	$1,211,750
6/17	$1,243,516	$1,224,189	$1,228,043
9/17	$1,281,072	$1,279,037	$1,266,304
12/17	$1,336,312	$1,364,026	$1,333,737
3/18	$1,301,207	$1,353,671	$1,295,950
6/18	$1,312,389	$1,400,154	$1,311,186
9/18	$1,386,273	$1,508,117	$1,385,972
12/18	$1,169,307	$1,304,222	$1,223,476
3/19	$1,308,593	$1,482,222	$1,369,491
6/19	$1,367,754	$1,546,014	$1,422,141
9/19	$1,334,563	$1,572,270	$1,441,419
12/19	$1,444,073	$1,714,874	$1,548,203
3/20	$1,023,210	$1,378,793	$1,134,369
6/20	$1,202,983	$1,662,043	$1,296,477
9/20	$1,287,498	$1,810,453	$1,368,986
12/20	$1,558,971	$2,030,391	$1,591,486
3/21	$1,736,177	$2,155,767	$1,770,607
6/21	$1,834,368	$2,340,060	$1,862,823
9/21	$1,841,350	$2,353,680	$1,848,294
12/21	$1,932,742	$2,613,223	$1,991,908
3/22	$1,915,070	$2,493,053	$1,977,215
6/22	$1,658,254	$2,091,644	$1,735,784
9/22	$1,529,222	$1,989,517	$1,638,277
12/22	$1,731,783	$2,139,946	$1,841,762
3/23	$1,756,175	$2,300,379	$1,860,292
6/23	$1,847,100	$2,501,481	$1,936,091
9/23	$1,811,325	$2,419,597	$1,874,815
12/23	$2,037,694	$2,702,487	$2,052,877
3/24	$2,386,153	$2,987,759	$2,237,341
6/24	$2,314,069	$3,115,748	$2,188,880
9/24	$2,470,120	$3,299,159	$2,395,289
12/24	$2,502,745	$3,378,641	$2,347,841
3/25	$2,455,391	$3,234,300	$2,397,986
6/25	$2,531,560	$3,588,209	$2,488,799
9/25	$2,747,574	$3,879,734	$2,621,447
12/25	$2,963,802	$3,982,741	$2,721,296

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	18.42%	13.71%	11.48%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark index from the Russell 1000 Value Index to the S&P 500 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a secondary benchmark because the Russell 1000 Value Index more closely aligns with the Fund's investment strategies and restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell 1000 Value Index as a secondary benchmark
Updated Performance Information Location [Text Block]	Updated performance can be found at www.soundshorefund.com.
AssetsNet	$ 987,638,722
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 6,616,168
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$987,638,722
# of Portfolio Holdings	38
Portfolio Turnover Rate	77%
Investment Advisory Fees Paid (Net of Expense Reimbursements)	$6,616,168

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	95.3%
Money Market Fund	4.7%

Sector Weightings

(% of total net assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Materials	1.8%
Consumer Discretionary	4.9%
Consumer Staples	5.3%
Utilities	6.0%
Communication Services	6.9%
Energy	9.6%
Industrials	10.0%
Health Care	15.2%
Information Technology	16.9%
Financials	18.7%
Short-Term Investments	4.7%

Largest Holdings [Text Block]

Top Ten Holdings

(% of total net assets)

Regeneron Pharmaceuticals, Inc.	4.05%
Teva Pharmaceutical Industries, Ltd., ADR	4.01%
Alphabet, Inc., Class A	3.27%
Southwest Airlines Co.	3.18%
The Walt Disney Co.	3.13%
Public Service Enterprise Group, Inc.	3.11%
Nestle SA, ADR	3.04%
Berkshire Hathaway, Inc., Class B	3.03%
QUALCOMM, Inc.	2.94%
The AES Corp.	2.93%

C000012417
Shareholder Report [Line Items]
Fund Name	Sound Shore Fund
Class Name	Investor
Trading Symbol	SSHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://soundshorefund.com/investor-resources-documents/. You can also request this information by contacting us at (800) 551-1980.

Additional Information Phone Number	(800) 551-1980
Additional Information Website	https://soundshorefund.com/investor-resources-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(a)	Costs paid as a percentage of a $10,000 investment
Investor Class	$104	0.95%
Footnote	Description
Footnote(a)	Annualized for a period less than one year.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Sound Shore’s strong gain in 2025 was ahead of both the Russell 1000 Value Index and the growth-heavy Standard & Poor’s 500 Index. While the year started out with concerns over policy changes, inflation and economic growth, investors gained confidence in the second half and stocks rallied through year end. And despite the headlines about artificial intelligence (AI) and technology stocks dominating the cap-weighted indices, our outperformance was driven by a diverse group of companies and sectors. For the year, we had 14 stocks from 7 different sectors where we made more than 30% on our investment. That’s a lot of breadth in a market that supposedly didn’t have any. Despite Sound Shore’s strong performance, we are still not in a “value market,” and that’s the opportunity we see ahead. When this trend may change is anyone’s guess, but it has been a long while since value has sustained any relative performance advantage versus growth. Regardless, there is value to be had, but you have to look; you have to do the work, know what you own and remain disciplined.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Class	S&P 500® Index	Russell 1000® Value Index
12/15	$10,000	$10,000	$10,000
3/16	$10,058	$10,135	$10,164
6/16	$10,228	$10,384	$10,630
9/16	$10,925	$10,784	$11,000
12/16	$11,463	$11,196	$11,734
3/17	$11,985	$11,875	$12,117
6/17	$12,406	$12,242	$12,280
9/17	$12,777	$12,790	$12,663
12/17	$13,323	$13,640	$13,337
3/18	$12,968	$13,537	$12,959
6/18	$13,074	$14,002	$13,112
9/18	$13,807	$15,081	$13,860
12/18	$11,639	$13,042	$12,235
3/19	$13,022	$14,822	$13,695
6/19	$13,604	$15,460	$14,221
9/19	$13,269	$15,723	$14,414
12/19	$14,350	$17,149	$15,482
3/20	$10,164	$13,788	$11,344
6/20	$11,945	$16,620	$12,965
9/20	$12,779	$18,105	$13,690
12/20	$15,466	$20,304	$15,915
3/21	$17,218	$21,558	$17,706
6/21	$18,184	$23,401	$18,628
9/21	$18,243	$23,537	$18,483
12/21	$19,138	$26,132	$19,919
3/22	$18,952	$24,931	$19,772
6/22	$16,403	$20,916	$17,358
9/22	$15,123	$19,895	$16,383
12/22	$17,116	$21,399	$18,418
3/23	$17,350	$23,004	$18,603
6/23	$18,241	$25,015	$19,361
9/23	$17,874	$24,196	$18,748
12/23	$20,097	$27,025	$20,529
3/24	$23,523	$29,878	$22,373
6/24	$22,803	$31,157	$21,889
9/24	$24,331	$32,992	$23,953
12/24	$24,635	$33,786	$23,478
3/25	$24,160	$32,343	$23,980
6/25	$24,899	$35,882	$24,888
9/25	$27,004	$38,797	$26,214
12/25	$29,118	$39,827	$27,213

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Investor Class	18.20%	13.49%	11.28%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark index from the Russell 1000 Value Index to the S&P 500 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a secondary benchmark because the Russell 1000 Value Index more closely aligns with the Fund's investment strategies and restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell 1000 Value Index as a secondary benchmark
Updated Performance Information Location [Text Block]	Updated performance can be found at www.soundshorefund.com.
AssetsNet	$ 987,638,722
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 6,616,168
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$987,638,722
# of Portfolio Holdings	38
Portfolio Turnover Rate	77%
Investment Advisory Fees Paid (Net of Expense Reimbursements)	$6,616,168

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	95.3%
Money Market Fund	4.7%

Sector Weightings

(% of total net assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Materials	1.8%
Consumer Discretionary	4.9%
Consumer Staples	5.3%
Utilities	6.0%
Communication Services	6.9%
Energy	9.6%
Industrials	10.0%
Health Care	15.2%
Information Technology	16.9%
Financials	18.7%
Short-Term Investments	4.7%

Largest Holdings [Text Block]

Top Ten Holdings

(% of total net assets)

Regeneron Pharmaceuticals, Inc.	4.05%
Teva Pharmaceutical Industries, Ltd., ADR	4.01%
Alphabet, Inc., Class A	3.27%
Southwest Airlines Co.	3.18%
The Walt Disney Co.	3.13%
Public Service Enterprise Group, Inc.	3.11%
Nestle SA, ADR	3.04%
Berkshire Hathaway, Inc., Class B	3.03%
QUALCOMM, Inc.	2.94%
The AES Corp.	2.93%